Significant accounting policies (Table)	12 Months Ended
Dec. 31, 2024
Significant accounting policies
Schedule of revenues of major customers

	For the years ended December 31
In thousands of U.S. Dollars	2024	2023	2022
Charterer A	28,132	*	55,626
Charterer B	*	*	53,345
* None over 10%